CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Schedule of Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net (loss)/income	$ 9,851	$ (8,749)	$ (7,256)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Gain on disposal of subsidiaries	(1,319)	(6)	(1,472)
Changes in assets and liabilities:
Prepayments and other current assets	(4,400)	(2,915)	(2,014)
Accrued expenses and other current liabilities	5,540	(4,812)	3,191
Net cash provided by/(used in) operating activities	2,074	(14,806)	7,101
Cash flows from investing activities:
Net cash used in investing activities	(16,390)	(6,484)	(2,371)
Cash flows from financing activities:
Repurchase of shares	(5,550)	(6,638)	(7,396)
Proceeds from exercise of share options	2,982	122	64
Net cash provided by financing activities	4,034	651	1,666
Net increase/(decrease) in cash and cash equivalents	(10,207)	(19,663)	6,305
Cash and cash equivalents at beginning of year	35,869	55,532	49,227
Cash and cash equivalents at end of year	25,662	35,869	55,532
The company [Member]
Cash flows from operating activities:
Net (loss)/income	4,697	(8,418)	(619)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Share of net (loss)/income of subsidiaries	(5,273)	7,196	221
Gain on disposal of subsidiaries			(1,133)
Changes in assets and liabilities:
Amounts due from subsidiaries	(5,825)	2,976	1,413
Prepayments and other current assets	229	(41)	162
Accrued expenses and other current liabilities	(284)	440	(297)
Net cash provided by/(used in) operating activities	(6,456)	2,153	(253)
Cash flows from investing activities:
Proceeds from disposal of subsidiaries	5,000	5,000	10,410
Net cash used in investing activities	5,000	5,000	10,410
Cash flows from financing activities:
Repurchase of shares	(5,550)	(6,638)	(7,396)
Proceeds from exercise of share options	2,982	122	64
Net cash provided by financing activities	(2,568)	(6,516)	(7,332)
Net increase/(decrease) in cash and cash equivalents	(4,024)	637	2,825
Cash and cash equivalents at beginning of year	5,519	4,882	2,057
Cash and cash equivalents at end of year	$ 1,495	$ 5,519	$ 4,882